Offerings - Offering: 1	Nov. 03, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	39,434,889
Proposed Maximum Offering Price per Unit	3.71
Maximum Aggregate Offering Price	$ 146,303,438.19
Fee Rate	0.01381%
Amount of Registration Fee	$ 20,204.50
Offering Note	a. The registration statement to which this exhibit is attached registers the resale from time to time by certain stockholders of an aggregate of 39,434,889 shares of the Registrant's common, $0.0001 par value per share (the "Common Stock"), which consists of (i)(a) 26,717,414 shares of Common stock and (b) 6,003,758 shares of Common Stock issuable upon the exercise of outstanding pre-funded warrants that were initially issued pursuant to the Purchase Agreement dated as of September 9, 2025, by and between the Registrant and the selling stockholders named in the registration statement and (ii) 6,713,717 shares of Common Stock pursuant to the exercise of piggyback registration rights under the Third Amended and Restated Investors' Rights Agreement, dated as of June 3, 2022, by and among CAMP4 Therapeutics Corporation and the investors named therein. Pursuant to Rule 416 under the Securities Act of 1933, as amended, the registration statement also covers such additional securities that may be issued as a result of stock splits, stock dividends or similar transactions. b. Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) based on the average of the high and low prices of the Registrant's Common Stock as reported on the Nasdaq Global Market on October 29, 2025 to be $3.91 and $3.51, respectively.